Disposal groups classified as held for sale - Assets and liabilities of disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024
Disposal groups classified as held for sale
Cash and cash equivalents	€ 1,071,288	€ 1,180,187
Trade accounts and other receivables from unrelated parties	3,565,032	3,367,111
Property, plant and equipment	3,506,220	3,646,126
Right-of-use assets	3,474,514	3,612,456
Goodwill	14,644,789	15,170,652
Total assets	32,735,034	33,566,579	€ 34,336,099
Accounts payable to unrelated parties	769,374	904,278
Total liabilities	17,230,395	17,798,066
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Cash and cash equivalents	7,401	5,141
Trade accounts and other receivables from unrelated parties	28,455	27,085
Property, plant and equipment	17,241	16,346
Right-of-use assets	7,771	5,915
Goodwill	93,280	92,557
Other	14,104	13,969
Total assets	168,252	161,013
Accounts payable to unrelated parties	1,800	1,628
Lease liabilities	7,474	6,097
Provisions and other liabilities	20,642	19,786
Total liabilities	29,916	27,511
Accumulated foreign currency translation gains (losses) recognized in other comprehensive income	€ (48,703)	€ (44,693)